Accounts Receivables - Additional Information (Detail) $ in Millions	Jun. 30, 2023 USD ($)
Letter of credit [Member]
Statement [Line Items]
Letter of guarantee supporting accounts receivable balance from the sale of cobalt	$ 7.5